Notes Payable - Maturity Schedule (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Remaining 2022	$ 7.5
2023	10.0	$ 10.0
Long-term debt	$ 17.5	$ 20.0